Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 531,353	$ 382,448
Pension and OPEB	66,826	54,113
Environmental obligation	16,145	15,541
Regulatory liabilities	168,054	160,200
Other	65,787	59,103
Total deferred income tax assets	848,165	671,405
Less: valuation allowance	(29,824)	(29,447)
Total deferred tax assets	818,341	641,958
Deferred tax liabilities:
Property, plant and equipment	733,211	707,185
Outside basis in partnership	406,429	235,063
Regulatory accounts	212,937	145,852
Other	12,528	14,811
Total deferred tax liabilities	1,365,105	1,102,911
Net deferred tax liabilities	(546,764)	(460,953)
Deferred tax assets	21,880	30,585
Deferred tax liabilities	$ (568,644)	$ (491,538)